STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Ordinary shares issuance cost	$ 12.2